Selected quarterly financial data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009	Oct. 03, 2009	Jul. 04, 2009	Apr. 04, 2009	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected quarterly financial data (unaudited)
Net sales	$ 89	$ 94		$ 48	$ 110	$ 116	$ 59	$ 48						$ 200	$ 158	$ 252	$ 223
Gross profit	52	61		27	73	80	37	29						113	100	161	146
Operating loss	(1,369)	(1,113)	(1,194)	(1,049)	(913)	(891)	(736)	(5,875)	(1,199)	(930)	(939)	(892)	(1,022)	(4,032)	(3,156)	(4,269)	(8,701)	(3,783)
Net loss	$ (1,365)	$ (1,109)	$ (1,188)	$ (1,044)	$ (909)	$ (803)	$ (733)	$ (5,871)	$ (3,485)	$ (117)	$ (1,279)	$ (816)	$ (1,125)	$ (4,019)	$ (3,141)	$ (4,250)	$ (10,892)	$ (3,337)
Basic and diluted net loss per share (in dollars per share)	$ (0.08)	$ (0.07)	$ (0.08)	$ (0.07)	$ (0.06)	$ (0.06)	$ (0.05)	$ (0.43)	$ (0.27)	$ (0.01)	$ (0.10)	$ (0.07)	$ (0.14)	$ (0.25)	$ (0.20)	$ (0.27)	$ (0.81)	$ (0.30)